18. PROFIT APPROPRIATION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Profit Appropriation Details Narrative
Appropriations for the general reserve funds and statutory surplus fund	$ 2,299	$ 792	$ 3,275